Leases - Future Minimum Lease Payments (Detail) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Leases
2024	¥ 32,650
2025	30,260
2026	22,330
Total undiscounted cash flows	85,240
Less: imputed interest	(5,339)
Total	¥ 79,901